Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Fundamentals First ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamentals First ETF NAV
Average Annual Return, Percent	2.88%
Fundamentals First ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fundamentals First ETF Market
Average Annual Return, Percent	3.11%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	10.16%